BALANCE SHEET (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Subject to possible redemption, shares	20,000,000	20,000,000
Subject to possible redemption per share (in Dollars per share)	$ 10.00	$ 10.00
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Subject to possible redemption, shares		20,000,000
Subject to possible redemption per share (in Dollars per share)		$ 10.00
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common Stock, shares issued		20,000,000
Common stock, shares outstanding		20,000,000
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common Stock, shares issued	5,000,000	5,000,000
Common stock, shares outstanding	5,000,000	5,000,000
Common Class A Subject To Redemption [Member]
Temporary equity, shares outstanding	20,000,000	20,000,000
Common Class A Not Subject to Redemption [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common Stock, shares issued	0	0
Common stock, shares outstanding	0	0